Earnings per share (Details) - € / shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share
Weighted number of shares outstanding	187,031,138	184,085,212
Basic loss per share	€ (0.08)	€ (0.62)